ANFIELD CAPITAL DIVERSIFIED ALTERNATIVES ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 10.7%
	EQUITY - 3.4%
279,322	First Trust MLP and Energy Income Fund	$ 2,293,234

	FIXED INCOME - 7.3%
369,124	Oxford Lane Capital Corporation	2,462,057
112,031	Pimco Dynamic Income Fund	2,429,952
		4,892,009
	MIXED ALLOCATION - 0.0%(a)
1,524	Delaware Investments Dividend and Income Fund	14,387

	TOTAL CLOSED END FUNDS (Cost $7,785,153)	7,199,630

	COMMON STOCKS — 10.7%
	BUSINESS DEVELOPMENT COMPANIES - 4.0%
139,050	Ares Capital Corporation	2,696,180

	INFRASTRUCTURE REIT - 6.7%
9,166	American Tower Corporation	2,482,428
11,287	Crown Castle International Corporation	2,039,109
		4,521,537

	TOTAL COMMON STOCKS (Cost $6,190,807)	7,217,717

	EXCHANGE-TRADED FUNDS — 73.8%
	ALTERNATIVE - 3.1%
41,884	First Trust ETF III-First Trust Long/Short Equity ETF	2,100,901

	COMMODITY – 16.4%
77,906	Invesco DB Commodity Index Tracking Fund, N(b)	2,034,126
111,316	Invesco DB Energy Fund(b)	2,846,350
50,860	iShares GSCI Commodity Dynamic	2,033,383
89,533	iShares S&P GSCI Commodity Indexed Trust(b)	2,052,992
81,830	Teucrium Corn Fund(b)	2,045,750
		11,012,601

ANFIELD CAPITAL DIVERSIFIED ALTERNATIVES ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 73.8% (continued)
	EQUITY – 48.7%
22,594	First Trust Cloud Computing ETF	$ 1,587,229
82,712	First Trust ETF VI-First Trust Dorsey Wright DALI	2,122,009
149,225	First Trust Natural Gas ETF	3,733,609
92,163	Global SuperDividend US ETF	1,894,871
43,191	Global X S&P 500 Covered Call ETF	1,895,221
8,008	Global X SuperDividend ETF	75,355
96,361	Invesco Dynamic Energy Exploration & Production	2,810,850
85,350	Invesco KBW Premium Yield Equity REIT ETF	2,030,775
93,621	Invesco S&P 500 BuyWrite ETF	1,996,000
25,042	iShares Global Healthcare ETF	2,097,017
22,492	iShares Residential and Multisector Real Estate	1,935,212
11,279	iShares US Pharmaceuticals ETF	2,148,988
72,125	NETLease Corporate Real Estate ETF	2,025,270
41,868	Pacer Funds Trust-Pacer Benchmark Industrial Real	1,851,822
26,726	VanEck Rare Earth/Strategic Metals ETF	2,472,155
127,452	VanEck Vectors BDC Income ETF	2,030,310
		32,706,693
	FIXED INCOME - 5.6%
77,009	Janus Henderson Short Duration Income ETF	3,753,419

	TOTAL EXCHANGE-TRADED FUNDS (Cost $48,429,483)	49,573,614

	TOTAL INVESTMENTS - 95.2% (Cost $62,405,443)	$ 63,990,961
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.8%	3,193,041
	NET ASSETS - 100.0%	$ 67,184,002

BDC	- Business Development Companies
ETF	- Exchange-Traded Fund
GSCI	- Goldman Sachs Commodity Index
REIT	- Real Estate Investment Trust

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.